Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of group’s assets and liabilities of recurring basis
	Fair Value Measurement as of December 31, 2021
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$480,931	—	—	$480,931
Restricted cash	55,178	—	—	55,178
Total financial asset	$536,109	—	—	$536,109
Warrant liability	$—	—	1,105	$1,105
Total financial liability	$—	—	1,105	$1,105
	Fair Value Measurement as of March 31, 2022
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$416,165	—	—	$416,165
Restricted cash	$54,568	—	—	$54,568
Total financial asset	$470,733	—	—	$470,733
Warrant liability	$—	—	1,540	$1,540
Total financial liability	$—	—	1,540	$1,540

	Fair Value Measurement as of December 31, 2020
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$21,496	—	—	$21,496
Restricted cash	19,700	—	—	19,700
Total	$41,196	—	—	$41,196
	Fair Value Measurement as of December 31, 2021
(In thousands)	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$480,931	—	—	$480,931
Restricted cash	55,178	—	—	55,178
Total financial asset	$536,109	—	—	$536,109
Warrant liability	$—	—	1,105	$1,105
Total financial liability	$—	—	1,105	$1,105

Schedule of reconciliation of the beginning and ending balances for level 3 convertible notes
(In thousands)	Convertible Notes
Balance as of January 1, 2021	$—
Issuance of convertible notes	$57,500
Changes in fair value of convertible notes	$3,600
Balance as of March 31, 2021	$61,100

(In thousands)	Bridge Notes
Balance as of January 1, 2021	$—
Issuance of Bridge Notes	57,500
Changes in fair value of Bridge Notes	9,861
Conversion as of Merger	(67,361)
Balance as of December 31, 2021	$—

Schedule of reconciliation of the beginning and ending balances for Level 3 warrant liability
(In thousands)	Three Months Ended March 31,
	2021	2022
Balance at the beginning of the period	—	$1,105
Changes in fair value	—	435
Balance at end of the period	$—	$1,540

(In thousands)	Warrant Liability
Balance as of January 1, 2021	$—
Assumed warrant liability upon Merger	3,574
Changes in fair value	(2,469)
Balance as of December 31, 2021	$1,105